Other payables to third parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables for purchase of property, plant and equipment	¥ 413,259	¥ 330,277
Payables for project assets	254,353	354,709
Logistic charges	106,748	74,662
Capital lease (Refer to Note 16 Other long term liabilities)	73,177	57,889
Reserve for purchase commitments (Refer to Note 7 Inventories)	54,215	48,906
Trade finance	59,431	99,656
Miscellaneous tax payables	33,344	27,835
Payables for land use rights	30,000	30,000
Deposits	23,391	26,639
Payable for contract termination costs (2)	19,603	83,244
Payable to non-controlling interests of Ningjin Songgong (Refer to Note 1 Organization and principal activities)		133,364
Others	88,397	56,436
Total other payables	1,155,918	1,323,617
Total charge for contract termination cost		99,635
Payment of contract termination costs	¥ 80,032
Hemlock | Long-term supply contract
Accrued late payment of interest			¥ 123,524
Interest			¥ 303,380
Reversal of interest payable		¥ 303,380